Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-11-30	Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2024
Aggregate Erroneous Compensation Not Yet Determined

Management’s Report on Internal Control Over Financial Reporting

Management of the Registrant, under the supervision of the Registrant’s Chief Executive Officer and Chief Financial Officer, is responsible for establishing and maintaining an adequate system of “internal control over financial reporting” as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act. Internal control over financial reporting is designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with International Financial reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). Management, including the Chief Executive Officer and the Chief Financial Officer, has evaluated the effectiveness of the Registrant’s internal control over financial reporting in accordance with Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on this assessment, management, including the Chief Executive Officer and the Chief Financial Officer, concluded that the Registrant’s internal control over financial reporting was not effective as of December 31, 2024, as a result of a material weakness identified in the Registrant’s internal control over financial reporting, which is further described below.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. In 2023, Management identified that the warrants issued in 2021 should have been classified as a financial liability and accounted for at fair value through profit and loss, and not as equity instruments. The restatement to correct the classification and subsequent accounting for those warrants impacted the consolidated financial statements of the Company for the year ended December 31, 2022, which was reflected in the comparative period for the consolidated financial statements of the Company for the year ended December 31, 2023 filed on December 9, 2024. In the fourth quarter of 2024, Management also identified a material error in the statements of cash flows, resulting in a reclassification of sales of digital assets from cash flows from operations to cash flows from investing activities. These errors, which impacted the consolidated financial statements for the year ended December 31, 2023 and 2022, were corrected with the filing of Amendment No. 1 to the Annual Report on Form 40-F for fiscal year ended December 31, 2023. Management concluded that the control over accounting for complex transactions did not operate effectively in these instances, which constitutes a material weakness in internal control over financial reporting as of December 31, 2024. Management concluded that the Registrant’s internal control over financial reporting as of December 31, 2024 was not effective because of the material weakness.

Management has established a remediation plan and has commenced remediation efforts. The Registrant’s remediation efforts to date comprise expanding the finance team to include more Chartered Professional Accountants with technical expertise and experience in evaluating more complex areas of IFRS Accounting Standards, involving the Company’s legal counsel on evaluating complex agreements, particularly those that involve the issuance of financial instruments and engaging with external third-party consultants to assist with assessing the accounting for complex financial instruments and review of financial statements. Management’s efforts of hiring more CPAs and involving the Company’s legal counsel and third-party consultants to assist with complex transactions were in place at the end of 2024, and its remediation plan is expected to be completed after review and testing of controls during 2025. If these remedial measures are insufficient to address the control deficiency as described above, or remediation plans are not implemented timely, or additional control deficiencies arise in the future, this could result in a material misstatement in the Registrant’s annual or interim consolidated financial statements that would not be prevented or detected.

Restatement does not require Recovery

RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

The Registrant has adopted a compensation recovery policy (the “Executive Compensation Clawback Policy”) as required by the Nasdaq listing rules and Rule 10D-1 of the Exchange Act. A copy of the Executive Compensation Clawback Policy is filed as Exhibit 97.1 to this Annual Report. As described above, the Registrant was required to prepare an accounting restatement of its consolidated financial statements as at and for the years ended December 31, 2023 and 2022 which has been reflected in the restated financial statements that were previously filed in Amendment No. 1 to the Annual Report on Form 40-F for the fiscal year ended December 31, 2023.

The Registrant concluded that it was not required under the Executive Compensation Clawback Policy to recover any previously awarded incentive-based compensation because the current and former executive officers who are subject to the Executive Compensation Clawback Policy have never received incentive-based compensation based on any financial reporting measure that was impacted by the referenced restatement.